Risks and Concentration	12 Months Ended
Mar. 31, 2025
Risks and Concentration [Abstract]
Risks and Concentration
3.	Risks and Concentration

(a)	Foreign currency exchange rate risk

The Company may experience economic losses and negative impacts on earnings and equity as a result of fluctuations in the exchange rate between the US$ and the RMB. The appreciation of RMB against US$ was approximately 8.5% in 2023. The depreciation of RMB against US$ was approximately 1.7% in 2024. The depreciation of RMB against US$ was approximately 1.5% in 2025. It is difficult to predict how market forces or the PRC or the U.S. government policy may impact the exchange rate between RMB and US$ in the future.

(b)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s interest rate risk arises primarily from long-term borrowings. Borrowings issued at variable rates and fixed rates expose the Company to cash flow interest rate risk and fair value interest rate risk respectively.

(c)	Concentration of credit risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents, short-term investment, accounts receivable and amounts due from related parties. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents and short-term investment with financial institutions located in jurisdictions where the subsidiaries are located. The Company believes that no significant credit risk exists as these financial institutions have high credit quality.

Accounts receivables are typically unsecured and are derived from revenue earned through third-party consumers. The Company conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Company establishes an allowance for expected credit loss primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

(d)	Concentration of customers and suppliers

Substantially all revenue was derived from customers located in China. There are no customers from whom revenues individually represent greater than 10% of the total revenues of the Company for the years ended March 31, 2023. Revenues from Zhejiang HaoChao Network Technology Co., Ltd accounted for 11.4% and 28.0% of the total revenues of the Company for the years ended March 31, 2024 and 2025, respectively.

The information of the supplier with greater than 10% of the total purchases of the Company for the years ended March 31, 2023, 2024 and 2025 was as follows:

	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025
	RMB	RMB	RMB
Royal Canin China Co., Ltd.	22%	26%	33%

There are no customers from whom accounts receivable individually represent greater than 10% of the total accounts receivable of the Company as of March 31, 2023, 2024 and 2025, respectively.

As of March 31, 2023, there are no supplier's accounts payable exceeded 10% of the Company's total accounts payable;

As of March 31, 2024, accounts payable to Heze Jianuojia Pet Products Co., Ltd accounted for 10% of the Company's aggregate accounts payable;

As of March 31, 2025, accounts payable to Heze Jianuojia Pet Products Co., Ltd and Royal Canin China Co., Ltd accounted for 10% and 17% of the Company's aggregate accounts payable, respectively.